Business Combination - Summary of Unaudited Pro Forma Revenues and Net Income (Details) - MGO - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Business Combination [Line Items]
Revenues	$ 57,279,090	$ 31,962,815
Net Loss	$ (22,969,048)	$ (4,814,083)